Related Party Transactions	9 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions

Note 7 - Related Party Transactions

On December 18, 2014, Charles Allen, the Company’s Chief Executive Officer contributed $7,990 of brand new digital currency mining hardware at cost in exchange for a promissory note (the “Allen Note”). The Allen Note bears interest at a rate of 2% per year and is due on December 31, 2015. The Allen Note may be prepaid, at our option, without premium or penalty, in whole or in part at any time or from time to time prior to the Allen Note maturity. On February 10, 2015, the Company paid back $3,000 on the Allen Note. On May 8, 2015, the Company paid in full the remaining balance of the promissory note issued to Charles Allen, including $4,990 in principal and $48 in accrued interest.

On January 19, 2015, Michal Handerhan, the Company’s Chief Operating Officer loaned the Company $20,000 pursuant to Promissory Notes (the “Handerhan Note”). The Handerhan Note bears interest at the rate of 2% per annum and matures on December 31, 2015. The Handerhan Note may be prepaid, at the option of the Company, without premium or penalty, in whole or in part at any time or from time to time prior to the Handerhan Note maturity. On February 17, 2015, the Company paid back $3,000. On May 4, 2015, the Company repaid $10,000 in principal of the promissory note issued to Michal Handerhan. On May 13, 2015, the Company paid in full the remaining balance of the promissory note issued to Michal Handerhan, including $7,000 in principal and $108 in accrued interest.

On January 19, 2015 (the “Closing Date”), the Company sold an aggregate of 4,330,000 units (each a “January Unit”) in a private placement (the “January Private Placement”) of its securities to certain investors at a purchase price of $0.10 per January Unit pursuant to subscription agreements for an aggregate purchase price of $433,000. Charles Allen, the Company’s Chief Executive Officer, and Michal Handerhan, the Company’s Chief Operating Officer, each purchased 50,000 January Units in the January Private Placement for $5,000 per executive.

On April 20, 2015 (the “Closing Date”), the Company sold an aggregate of 7,708,342 units (each a “April Unit”) in a private placement (the “April Private Placement”) of its securities to certain investors at a purchase price of $0.30 per April Unit pursuant to subscription agreements for an aggregate purchase price of $2,312,500. Charles Allen, the Company’s Chief Executive Officer and Michal Handerhan, the Company’s Chief Operating Officer each purchased 66,667 April Units for $20,000 per executive in the April Private Placement.